Borrowings (Tables)	6 Months Ended
Jun. 30, 2015
Debt Disclosure [Abstract]
Borrowings

	June 30, 2015	December 31, 2014
Term Loan B facility	$411,292	$433,389
Credit facilities	206,570	153,349
Total borrowings	$617,862	$586,738
Less: Long-term unamortized discount	(2,963)	(3,459)
Less: Current portion of long-term debt, net	(20,882)	(16,435)
Less: Deferred financing costs, net	(6,398)	(7,305)
Long-term debt, net	$587,619	$559,539

Maturities of Long Term Debt

Year	Amount
2016	$24,004
2017	26,415
2018	75,316
2019	420,334
2020	21,537
2021 and thereafter	50,256
$617,862